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                COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

                        Supplement dated October 28, 2002
                       to the Prospectus dated May 1, 2002

The information below replaces the information on page 3 of the Fund's Prospectus in the section "HISTORICAL FUND PERFORMANCE":

                COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

                              ANNUAL TOTAL RETURNS

            2001                 6.02%


            Highest quarterly return during this period:           10.04%
            Lowest quarterly return during this period:            -4.27%